Subsequent Events (Details) (Yowza International Inc, USD $)	0 Months Ended
Jan. 03, 2014
Yowza International Inc
Liabilities assumed	$ 15,000
Amount of cash paid for acquisition	$ 500,000
Common stock issued for acquisition	1,642,000
Additional common stock issued for acquisition, deposited in escrow	197,052